Equity Method Investments (Narrative) (Details) - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015
Schedule of Equity Method Investments [Line Items]
Undistributed earnings from equity affiliates	$ 196	$ 162
SKY Mexico [Member]
Schedule of Equity Method Investments [Line Items]
Company's ownership interest in investee	41.30%
Game Show Network [Member]
Schedule of Equity Method Investments [Line Items]
Company's ownership interest in investee	42.00%
Otter Media [Member]
Schedule of Equity Method Investments [Line Items]
Company's ownership interest in investee	48.30%